PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Tabular Disclosure (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Oil and gas properties
Oil and gas properties, cost	CAD 13,622,266	CAD 13,567,390
Oil and gas properties, accumulated depletion, depreciation, and impairment	(12,732,299)	(12,840,938)
Oil and natural gas properties, net book value	889,967	726,452
Other capital assets
Other capital assets, cost	107,582	106,070
Other capital assets, accumulated depletion, depreciation, and impairment	(97,518)	(94,092)
Other capital assets, net book value	10,064	11,978
Property, plant and equipment
Total PP&E, cost	13,729,848	13,673,460
Total PP&E, accumulated depletion, depreciation, and impairment	(12,829,817)	(12,935,030)
Property, plant and equipment	CAD 900,031	CAD 738,430	CAD 1,186,273